Derivatives recognized as hedging instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivatives recognized as hedging instruments
(27)	Derivatives recognized as hedging instruments
Financial instruments recognized as hedging instruments at fair value though other comprehensive income as of December 31, 2019 and December 31, 2018, are the following:

	Note	December 31, 2019	December 31, 2018
Cash flow hedges – assets
Fuel price	12	$525	$2,566
Interest rate	12	11	4,890

Total		$536	$7,456

Cash flow hedges - liabilities
Interest rate	22	$1,241	$—

Total		$1,241	$—

The notional value of derivatives recognized as hedging instruments for the year ended December 31, 2019 and 2018 is equivalent to 6,792,000 and 92,560,000, respectively, gallons of jet fuel for aircraft.
Financial assets and liabilities at fair value through other comprehensive income reflect the change in fair value of fuel price derivative contracts designated as cash flow hedges. Hedged items are designated future purchases deemed as highly probable forecast transactions.
Cash flow hedges liabilities are recognized within other liabilities in the consolidated statement of financial position.
The Group purchases jet fuel on an ongoing basis as its operating activities require a continuous supply of this commodity. The increased volatility in jet fuel prices has led the Group to the decision to enter into commodity contracts. These contracts are expected to reduce the volatility attributable to fluctuations in jet fuel prices for highly probable forecast jet fuel purchases, in accordance with the risk management strategy outlined by the Board of Directors. The contracts are intended to hedge the volatility of the jet fuel prices for a period between three and twelve months based on existing purchase agreements.

The following table indicates the periods in which the cash flows associated with cash flow hedges are expected to occur, and the fair values of the related hedging instruments to December 31, 2019 and December 31, 2018:

December 31, 2019	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$525	$525	$—
Interest rate
Assets	11	—	11
Liabilities	$1,241	$—	$1,241

December 31, 2018	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$2,566	$2,566	$—
Interest rate
Assets	$4,890	$112	$4,778
The terms of the cash flow hedging contracts have been negotiated for the expected highly probable forecast transactions to which hedge accounting has been applied. As of December 31, 2019, 2018 and 2017, a net (loss)/gain relating to the hedging instruments of $3,932, $(13,701) and $6,385 respectively is included in other comprehensive income (see note 23).